CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 27,964	$ 20,214
Accounts receivable, net of allowances for doubtful accounts, due from related parties	189,522	75,037
Prepayment and receivables from related parties	115,976	40,506
Current liabilities
Current liabilities	1,143,661	1,272,800
Accounts payable, due to related parties	50,678	20,660
Accrued expenses and other current liabilities, due to related parties	14,763	5,681
Deferred revenue from related parties	12,883	14,666
Long-term liabilities
Long-term liabilities	$ 979,556	$ 942,865
SINA shareholders' equity:
Preferred shares, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred shares, shares authorized (in shares)	3,750,000	3,750,000
Preferred shares, shares issued (in shares)	7,150	7,150
Preferred shares, shares outstanding (in shares)	7,150	7,150
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized (in shares)	150,000,000	150,000,000
Ordinary shares, shares issued (in shares)	82,410,842	81,489,677
Ordinary shares, shares outstanding (in shares)	69,368,140	71,409,729
Treasury stock (in shares)	13,042,702	10,079,948
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities
Current liabilities	$ 627,037	$ 671,205
Long-term liabilities
Long-term liabilities	$ 51,002	$ 6,483